Cover	Dec. 16, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 16, 2021
Entity File Number	000-49877
Entity Registrant Name	On Track Innovations Ltd.
Entity Central Index Key	0001021604
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	Hatnufa 5
Entity Address, Address Line Two	Yokneam Industrial Zone
Entity Address, City or Town	Yokneam
Entity Address, Country	IL
Entity Address, Postal Zip Code	2069200
City Area Code	011 972 4
Local Phone Number	6868000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false